Accrued Liabilities and Other Payables (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accrued Liabilities and Other Payables (Textual)
Unsecured loans other	$ 939,555	$ 57,416
Percentage of interest	0.04%